Related party transaction - Transactions into related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Depreciation	€ 3,191	€ 3,296	€ 3,306
Interest expense	1,299	1,751	2,047
Right-of-Use Assets	7,719	8,102	8,420
Non-executive directors of the Group
Related party transactions
Sale of goods to	0	0	0
Purchases from	145	172	163
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	0	64	86
Shareholders of the Group
Related party transactions
Sale of goods to	0	0	0
Purchases from	119	97	104
Depreciation	0	0	0
Interest expense	2	3	5
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	67	64	96
Joint ventures
Related party transactions
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	0	0	0
Non-controlling interests
Related party transactions
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	€ 0	€ 0	€ 0